UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12.31.07
                                               --------

Check here if Amendment [_]; Amendment Number: ______
 This Amendment (Check only one.): [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    L & S ADVISORS, INC.
         -------------------------------------
Address: 12121 Wilshire Blvd Ste 1100
         -------------------------------------
         Los Angeles, CA 90025
         -------------------------------------

Form 13F File Number: 28-13201

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  SY R. LIPPMAN
       ------------------
Title: President
       ------------------
Phone: 310.893.6060
       ------------------

Signature, Place, and Date of Signing:

     /s/ Sy R. Lippman               Los Angeles, Ca.          12-08-08
     ------------------              ----------------          --------
        [Signature]                    [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        ---------------

Form 13F Information Table Entry Total: 64
                                        ---------------

Form 13F Information Table Value Total: 89,489
                                        ---------------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                              L & S Advisors, Inc.
                                    FORM 13F
                               December 31, 2007

                           FORM 13F INFORMATION TABLE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABORATORIES            COM              002824100      365     6500 SH       Sole                                       6500
AFA MUSIC GROUP INC            COM              001037100        1  1999998 SH       Sole                                    1999998
ALLEGHENY TECHNOLOGIES INC     COM              01741R102      294     3400 SH       Sole                                       3400
ALTRIA GROUP INC               COM              02209s103     3121    41300 SH       Sole                                      41300
AMERICAN TEL & TEL CO          COM              00206R102     3525    84820 SH       Sole                                      84820
APPLE COMPUTER                 COM              037833100     1109     5600 SH       Sole                                       5600
BOARDWALK PIPELINE PRTNRS      COM              096627104      455    14640 SH       Sole                                      14640
BUCKEYE PARTNERS L P           COM              118230101     1749    35400 SH       Sole                                      35400
CATERPILLAR INC DEL            COM              149123101      428     5900 SH       Sole                                       5900
CF INDUSTRIES HOLDINGS INC     COM              125269100     2807    25500 SH       Sole                                      25500
CHEVRON CORP                   COM              166764100      485     5200 SH       Sole                                       5200
CNH GLOBAL N.V. NETHERLAND     COM              N20935206      500     7600 SH       Sole                                       7600
COCA COLA COM                  COM              191216100      301     4900 SH       Sole                                       4900
COLGATE-PALMOLIVE              COM              194162103      343     4400 SH       Sole                                       4400
CONOCOPHILLIPS                 COM              20825c104      415     4700 SH       Sole                                       4700
CONSOLIDATED EDISON NY         COM              209115104     1866    38200 SH       Sole                                      38200
DIANA SHIPPING INC             COM              Y2066G104     1604    51000 SH       Sole                                      51000
DOMINION RES INC               COM              25746u109     2214    46650 SH       Sole                                      46650
EAGLE BULK SHIPPING INC        COM              Y2187A101     1643    61900 SH       Sole                                      61900
ENBRIDGE ENERGY PARTNERS L P   COM              29250r106      379     7500 SH       Sole                                       7500
ENERGY TRANSFER PARTNERS L.P   COM              29273R109     5340    99100 SH       Sole                                      99100
ENTERPRISE PRODS PARTNERS L P  COM              293792107     4146   130064 SH       Sole                                     130064
EOG RESOURCES INC.             COM              26875p101      446     5000 SH       Sole                                       5000
EXXON MOBIL CORP               COM              30231g102     8585    91636 SH       Sole                                      91636
FPL GROUP INC                  COM              302571104      339     5000 SH       Sole                                       5000
FREEPRT-MCMRAN CPR&GLD B       COM              35671d857      348     3400 SH       Sole                                       3400
GARMIN LTD                     COM                             242     2500 SH       Sole                                       2500
GOLDEN OCEAN GROUP LTD         COM              G4032A104      104    16500 SH       Sole                                      16500
HOLLY ENERGY PARTNERS L.P      COM              435763107      297     6800 SH       Sole                                       6800
INTL BUSINESS MACHINES  CORP I COM              459200101      227     2100 SH       Sole                                       2100
JOHNSON & JOHNSON              COM              478160104      906    13590 SH       Sole                                      13590
KAYNE ANDERSON MLP INVT        COM              486606106      947    32280 SH       Sole                                      32280
KINDER MORGAN ENERGY PRTNRS LP COM              494550106     3133    58025 SH       Sole                                      58025
MAGELLAN MIDSTREAM PARTNERS LP COM              559080106     3690    85100 SH       Sole                                      85100
MARTIN MIDSTREAM PARTNERS L P  COM              573331105      742    20900 SH       Sole                                      20900
MCDONALDS CORP                 COM              580135101     2100    35650 SH       Sole                                      35650
MERCK&CO INC                   COM              589331107     1987    34200 SH       Sole                                      34200
MONSANTO CO NEW                COM              61166W101     2301    20600 SH       Sole                                      20600
MOSAIC COMPANY                 COM              61945A107      660     7000 SH       Sole                                       7000
NUSTAR ENERGY L.P              COM              67058H102      373     7000 SH       Sole                                       7000
OCCIDENTAL PETROLEUM CORP-DEL  COM              674599105     2564    33300 SH       Sole                                      33300
ONEOK PARTNERS L.P             COM              68268N103     3463    56540 SH       Sole                                      56540
PACIFIC GAS & ELECTRIC CO      COM                             355     8250 SH       Sole                                       8250
PEPSICO INC                    COM              713448108     1579    20800 SH       Sole                                      20800
PLAINS ALL AMERN PIPELINE L P  COM              726503105     5398   103817 SH       Sole                                     103817
PROCTER & GAMBLE CO            COM              742718109     1561    21260 SH       Sole                                      21260
RESEARCH IN MOTION LTD-CAD     COM              760975102     1100     9700 SH       Sole                                       9700
SELECT SECTOR SPDR-ENERGY      COM              81369y506      246     3097 SH       Sole                                       3097
SUNOCO LOGISTICS PARTNERS L.P. COM              86764l108     1300    25904 SH       Sole                                      25904
TEPPCO PARTNERS L P UNIT L.P.  COM              872384102      558    14550 SH       Sole                                      14550
TESORO CORPORATION             COM              881609101      224     4700 SH       Sole                                       4700
TORTOISE ENERGY INFRASTRUCTURE COM              89147L100      762    22863 SH       Sole                                      22863
TRANSOCEAN INC                 COM              G90073100     2219    15500 SH       Sole                                      15500
U S X-U S STEEL GROUP          COM              912909108     2176    18000 SH       Sole                                      18000
UNITED TECHNOLOGIES CORP       COM              913017109     2166    28300 SH       Sole                                      28300
VECTOR GROUP LTD               COM              92240M108      315    15700 SH       Sole                                      15700
WILLIAMS PARTNERS LTD          COM              96950F104      235     6000 SH       Sole                                       6000
WISCONSIN ENERGY CORP          COM              976657106      368     7550 SH       Sole                                       7550
YAHOO INC                      COM              984332106      714    30710 SH       Sole                                      30710
ILLINOIS COLLEGE PROGRAM 0-6 Y                  10921Q107      506    39341 SH       Sole                                      39341
ILLINOIS COLLEGE PROGRAM 7-9 Y                  10921Q206      267    20029 SH       Sole                                      20029
OPPENHEIMER CALIFORNIA MUNICIP                                 232    22379 SH       Sole                                      22379
OPPENHEIMER GLOBAL FUND CL A                    683924104      317     4367 SH       Sole                                       4367
SCHWAB--AGGRESSIVE 529 PLAN                     485305106      343    20121 SH       Sole                                      20121